FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ (110)	$ (36)
Cash flow hedges (note 15(d))	(54,964)	73,847
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	10,965	3,599
Cash flow hedges (note 15(d))	152	(14)
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(11,904)	3,326
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	22	0
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	316	(1,992)
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(4,100)	146
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	46,056	83,130
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Income Tax Relating To Reclassification Adjustments On Cash Flow Hedges, Before Tax	(114,989)	(22,515)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ 18,628	$ 8,203